Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Mutual of America Variable Insurance Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2023
Small Cap Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Growth PortfolioMay 1, 2023
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 67.79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.79%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (d) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in growth stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The Portfolio will typically concentrate its investments in an industry or group of industries to the extent that its benchmark index is also so concentrated. The Portfolio is expected to have a concentration in the stocks of health care and technology companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations less than $5.0 billion.•Under normal circumstances, at least 80% of the Portfolio’s total assets are invested in small-cap growth stocks and at least 85% of the Portfolio’s total assets are invested in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, loss of money is a risk of investing in the Portfolio.Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.•General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.•Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.•Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.•Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.•Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Portfolio to sell a small capitalization stock than a larger capitalization stock.•Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.•Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Portfolio concentrates its assets in certain industries to approximately the same extent that its comparative Index does, the Portfolio bears concentration risk.•Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.•Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	 As with any mutual fund, loss of money is a risk of investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Portfolio.Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.Updated performance information is available at no cost online at mutualofamerica.com or by calling800.468.3785.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.468.3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mutualofamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 A fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing QuartersQuarter/YearTotal ReturnBestFirst quarter 20215.73%WorstSecond quarter 2022-19.71%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2022)
Small Cap Growth Portfolio | Small Cap Growth Portfolio Class
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	510
10 Years	rr_ExpenseExampleYear10	$ 1,869
2021	rr_AnnualReturn2021	10.26%
2022	rr_AnnualReturn2022	(28.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.71%)
Past One Year	rr_AverageAnnualReturnYear01	(28.27%)
For Life of Fund	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2020
Small Cap Growth Portfolio | Russell 2000 Growth® Index (Index reflects no deduction for fees and expenses)
Risk Return Abstract	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(26.36%)
For Life of Fund	rr_AverageAnnualReturnSinceInception	0.16%

[1]	The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.